Contract Balances (Tables)	12 Months Ended
Dec. 31, 2024
Contract Balances [Abstract]
Schedule of Related to Enforceable Contracts

The following table presents the balances related to enforceable contracts as of December 31, 2024 and 2023:

Contract balances:	2024	2023
Accounts receivable	$265,864,685	$61,411,007
Contract assets	$—	$—
Contract liabilities	$450,360	$326,044

Schedule of Contract Assets

The following table presents the changes in contract assets for the years ended December 31, 2024 and 2023:

	2024	2023
Contract assets as of beginning of year	$—	$187,500
Collection of prior year contract assets	—	(187,500)
Net increase in contract assets during the year	—	—
Contract assets as of end of year	$—	$—

Schedule of Contract Liabilities

The following table presents the changes in contract liabilities for the years ended December 31, 2024 and 2023:

	2024	2023
Contract liabilities as of beginning of year	$326,044	$264,340
Revenue recognized from prior year contract liabilities	(326,044)	(264,340)
Net increase in contract liabilities during the year	450,360	326,044
Contract liabilities as of end of year	$450,360	$326,044